Goodwill And Other Intangibles (Amortized Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangibles [Abstract]
Gross Cost	$ 814	$ 666
Accumulated Amortization	345	265
Net Carrying Amount	$ 469	$ 401